Interim Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, authorized	150,000,000	150,000,000
Preferred shares, issued	32,751,629	32,751,629
Preferred shares, outstanding	32,751,629	32,751,629
Class A Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	123,772,324	105,722,646
Common shares, outstanding	123,772,324	105,722,646